UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Ohio (98.9%)
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/13 (Prere.)	6,300	6,375
Akron OH Income Tax Revenue BAN	1.125%	11/14/13	1,500	1,502
Akron OH Income Tax Revenue BAN	1.125%	3/13/14	1,600	1,606
Avon OH BAN	0.450%	6/25/14	2,610	2,610
Butler County OH BAN	0.400%	7/31/14	2,000	2,000
Cincinnati OH City School District GO	5.000%	12/1/13 (Prere.)	1,625	1,644
1 Cincinnati OH City School District GO TOB
VRDO	0.060%	9/6/13	12,235	12,235
1 Cincinnati OH City School District GO TOB
VRDO	0.070%	9/6/13	5,000	5,000
Cincinnati OH GO	2.000%	12/1/13	1,120	1,125
1 Cleveland OH Water Works Revenue TOB
VRDO	0.060%	9/6/13	9,950	9,950
Cleveland OH Water Works Revenue VRDO	0.050%	9/6/13 LOC	7,900	7,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.070%	9/6/13 LOC	2,445	2,445
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	9/6/13	2,400	2,400
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.070%	9/6/13	5,810	5,810
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.070%	9/6/13	7,115	7,115
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Housing Corp.
Project) VRDO	0.060%	9/6/13 LOC	2,750	2,750
Columbus OH BAN	1.500%	11/21/13	2,750	2,758
2 Columbus OH BAN	2.000%	9/2/14	6,600	6,718
Columbus OH GO	5.000%	7/1/14	1,000	1,040
1 Columbus OH GO TOB VRDO	0.070%	9/6/13	4,360	4,360
Columbus OH GO VRDO	0.050%	9/6/13	5,000	5,000
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	9/6/13 LOC	3,370	3,370
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	9/6/13 LOC	2,895	2,895
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	9/6/13 LOC	5,380	5,380
1 Columbus OH Sewer Revenue TOB VRDO	0.060%	9/6/13	4,945	4,945
Columbus OH Sewer Revenue VRDO	0.050%	9/6/13	5,465	5,465
Cuyahoga County OH Economic Development
Revenue (Cleveland Hearing & Speech)
VRDO	0.060%	9/6/13 LOC	4,540	4,540

Cuyahoga County OH Housing Revenue VRDO	0.050%	9/6/13 LOC	6,935	6,935
Cuyahoga Falls OH BAN	1.000%	12/5/13	2,400	2,404
Dayton OH City School District GO	1.500%	11/1/13	7,095	7,110
Deerfield Township OH BAN	1.000%	10/30/13	2,580	2,583
Euclid OH Income Tax BAN	1.150%	6/12/14	1,245	1,250
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.060%	9/6/13 LOC	6,100	6,100
1 Franklin County OH Hospital Facilities Revenue
(Nationwide Children's Hospital Project) TOB
VRDO	0.060%	9/6/13	7,180	7,180
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.070%	9/6/13	3,400	3,400
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.070%	9/6/13	2,000	2,000
Franklin County OH Hospital Revenue (Holy
Cross Health System) VRDO	0.040%	9/6/13	1,800	1,800
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	9/6/13	6,715	6,715
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	9/6/13	6,500	6,500
Green OH BAN	1.000%	6/17/14	910	915
1 Hamilton County OH Economic Development
Revenue TOB VRDO	0.060%	9/6/13 LOC	3,005	3,005
Hamilton County OH Health Care Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.060%	9/6/13 LOC	3,165	3,165
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.070%	9/6/13	8,500	8,500
Hamilton OH BAN	1.125%	10/3/13	2,400	2,401
Huber Heights OH BAN	1.125%	11/8/13	2,000	2,003
Jackson OH Local School District Stark &
Summit Counties GO	5.000%	6/1/14 (Prere.)	1,000	1,035
Kent OH BAN	1.000%	10/8/13	1,750	1,751
2 Kent OH BAN	1.000%	9/4/14	2,565	2,581
Lakewood OH BAN	1.000%	4/15/14	1,610	1,616
1 Lakewood OH City School District GO TOB
VRDO	0.080%	9/6/13	3,825	3,825
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.060%	9/6/13	18,400	18,400
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.150%	9/6/13	10,000	10,000
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.210%	9/6/13	5,000	5,000
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.070%	9/6/13 LOC	1,650	1,650
Lucas County OH BAN	1.000%	7/16/14	3,000	3,019
Marysville OH BAN	1.500%	5/29/14	1,900	1,915
Mason OH City School District BAN	1.500%	1/30/14	3,000	3,015
Mason OH City School District GO	5.000%	6/1/14 (Prere.)	1,175	1,217
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.090%	9/6/13 LOC	5,855	5,855
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.080%	9/6/13	3,990	3,990

1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.080%	9/6/13	4,000	4,000
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.070%	9/6/13	100	100
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.080%	9/6/13	10,800	10,800
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.070%	9/6/13	7,500	7,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.070%	9/3/13	13,515	13,515
New Albany OH BAN	1.000%	7/31/14	3,800	3,825
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB
VRDO	0.060%	9/6/13	6,800	6,800
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.060%	9/3/13 LOC	2,800	2,800
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.120%	9/6/13 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.070%	9/6/13 LOC	6,500	6,500
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.050%	9/6/13 LOC	14,650	14,650
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.060%	9/6/13 LOC	5,000	5,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.060%	9/6/13 LOC	5,000	5,000
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/13	2,105	2,113
Ohio Common Schools GO VRDO	0.060%	9/6/13	5,450	5,450
Ohio Common Schools GO VRDO	0.060%	9/6/13	1,220	1,220
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	1,425	1,459
Ohio GO VRDO	0.060%	9/6/13	985	985
Ohio GO VRDO	0.060%	9/6/13	3,500	3,500
1 Ohio Higher Education GO TOB VRDO	0.060%	9/6/13	16,945	16,945
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.110%	10/17/13	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.050%	9/3/13 LOC	5,355	5,355
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.060%	9/3/13 LOC	8,200	8,200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.030%	9/3/13	8,100	8,100
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.040%	9/3/13	1,600	1,600

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.050%	9/3/13	8,600	8,600
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.080%	9/6/13 LOC	2,710	2,710
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.080%	9/6/13	1,800	1,800
1 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) TOB VRDO	0.100%	9/6/13 (13)	5,000	5,000
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project) TOB
VRDO	0.060%	9/6/13 LOC	4,230	4,230
Ohio Higher Educational Facility Revenue (Ohio
Dominican University) VRDO	0.070%	9/6/13 LOC	9,155	9,155
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	9/3/13	3,100	3,100
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	9/3/13	2,425	2,425
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.060%	9/6/13	10,000	10,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.070%	9/6/13	4,000	4,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.070%	9/6/13	2,865	2,865
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.080%	9/6/13	10,960	10,960
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.080%	9/6/13	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.080%	9/6/13	13,000	13,000
Ohio State University General Receipts
Revenue CP	0.140%	9/5/13	7,790	7,790
Ohio State University General Receipts
Revenue CP	0.110%	9/9/13	8,000	8,000
Ohio State University General Receipts
Revenue CP	0.140%	9/10/13	8,200	8,200
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/14	5,155	5,279
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.050%	9/3/13 LOC	3,800	3,800
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.060%	9/6/13 LOC	7,450	7,450
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	4.000%	12/1/13	1,000	1,009
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/13	1,000	1,012
Ohio Water Development Authority Revenue	2.000%	12/1/13	1,500	1,507
Ohio Water Development Authority Revenue	2.000%	6/1/14	1,500	1,520
Ohio Water Development Authority Revenue
(FirstEnergy Nuclear Generation Corp.
Project) VRDO	0.070%	9/3/13 LOC	6,700	6,700
Olentangy OH Local School District GO	5.250%	6/1/14 (Prere.)	3,055	3,169
1 Olentangy OH School District GO TOB VRDO	0.060%	9/6/13 LOC	2,840	2,840
1 South-Western City OH School District GO TOB
VRDO	0.060%	9/6/13	8,010	8,010

Stow OH BAN	1.000%	5/2/14	2,700	2,713
Summit County OH GO	5.250%	12/1/13 (Prere.)	1,820	1,843
Summit County OH GO	5.250%	12/1/13 (Prere.)	1,395	1,413
Toledo OH City School District GO	5.000%	12/1/13 (Prere.)	1,940	1,963
Toledo-Lucas County OH Port Authority Airport
Development Revenue (FlightSafety
International Inc.) VRDO	0.060%	9/6/13	11,450	11,450
University of Cincinnati OH BAN	1.500%	5/9/14	4,000	4,034
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/14 (Prere.)	3,695	3,827
Willoughby OH BAN	1.500%	7/25/14	5,625	5,688
				595,572
Puerto Rico (1.0%)
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.060%	9/6/13	5,750	5,750
Total Tax-Exempt Municipal Bonds (Cost $601,322)				601,322
Total Investments (99.9%) (Cost $601,322)				601,322
Other Assets and Liabilities-Net (0.1%)				623
Net Assets (100%)				601,945

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $157,910,000, representing 26.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2013.

Ohio Tax-Exempt Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
Ohio (98.0%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	2,000	1,952
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,000	4,779
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	1,000	946
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,134
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,164
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	9,625	9,089
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	5,885	5,479
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	3,782
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	5,500	5,504
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	2,500	2,400
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,000	9,533
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,276
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,286
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	5,375	5,184
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	4,701
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,062
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,043
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,760	3,862
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	2,500	1,841
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	5,000	4,857
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,455

Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,023
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	6,500	6,465
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,006
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	136
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,381
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,798
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	2,000	2,021
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	5,967
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	4,384
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,008
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,239
Cincinnati OH Economic Development Revenue
(Baldwin 300 Project)	4.875%	11/1/38	7,370	7,218
Cincinnati OH GO	5.000%	12/1/24	1,090	1,196
Cincinnati OH GO	5.000%	12/1/26	2,605	2,802
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,043
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,648
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,038
Cincinnati OH Water System Revenue	5.000%	12/1/36	3,025	3,101
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,049
Cleveland OH Airport System Revenue	5.000%	1/1/28	2,530	2,544
Cleveland OH Airport System Revenue	5.000%	1/1/30	1,000	979
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	7,000	6,975
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,307
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	1,989
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,299
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	2,263
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,101
Cleveland OH Water Revenue	5.000%	1/1/42	3,000	3,028
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,635	11,327
Cleveland State University Ohio General
Receipts Revenue	5.250%	6/1/14 (Prere.)	2,825	2,932
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,138
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,000	2,111
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,085
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30 (14)	3,000	3,079
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,030
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/22	1,545	1,748
Columbus OH GO	5.000%	7/1/24	1,000	1,132
Columbus OH GO	5.000%	2/15/25	1,800	2,019
Columbus OH GO	5.000%	7/1/25	1,400	1,561
Columbus OH GO	5.000%	8/15/26	2,000	2,216
Columbus OH GO	5.000%	7/1/27	2,000	2,163
Columbus OH GO	5.000%	7/1/30	2,500	2,680
Columbus OH GO	5.000%	7/1/31	1,185	1,265
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,320	1,444
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/25	1,000	1,082

Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,286
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	4,000	4,556
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,317
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	3,831
Franklin County OH GO	5.000%	12/1/31	6,885	7,170
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	2,861
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,065
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	3,552
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,515
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,481
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	3,500	3,370
Gallia County OH Local School District GO	5.000%	12/1/30 (4)	5,000	5,098
Gallia County OH Local School District GO	5.000%	12/1/33 (4)	3,500	3,506
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,502
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,506
Greene County OH Sewer System Revenue	5.000%	12/1/15 (Prere.)	4,695	5,164
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,225
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,287
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,428
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	191
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.250%	6/1/28 (14)	7,290	7,737
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,000	2,933
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	4,550	4,192
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,621
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	1,763
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	1,744

Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,157
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	4,957
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	9,831
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,566
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,195
Hamilton OH City School District GO	5.000%	12/1/34 (4)	2,250	2,251
Hilliard OH School District GO	5.000%	12/1/15 (Prere.)	2,895	3,184
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	2,912
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	19,250	18,617
Kent State University OH Revenue	5.000%	5/1/37	4,060	3,955
Kent State University OH Revenue	5.000%	5/1/42	1,750	1,698
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	4,540
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	3,965
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.150%	9/6/13	4,995	4,995
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,065
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,455
Lucas County OH GO	5.000%	10/1/40	1,500	1,489
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,068
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	2,000	2,080
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,123
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,244
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	2,730
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	2,720	2,749
Mason OH City School District School
Improvement GO	5.000%	6/1/17 (Prere.)	1,000	1,142
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	7,369
Miami University of Ohio General Receipts
Revenue	5.250%	12/1/13 (Prere.)	2,000	2,025
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,060
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,029
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,204
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	949
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	4,527
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,840
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	7,630	7,634
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.090%	9/6/13	1,000	1,000

Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,118
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.080%	9/3/13	7,450	7,450
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	4,834
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	8,000	8,129
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/43	8,000	8,079
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	7,000	7,743
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	6,000	6,490
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.060%	9/3/13 LOC	3,200	3,200
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,049
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,000	3,058
Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project)	5.700%	8/1/20	6,000	6,726
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,104
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,187
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/23	1,250	1,398
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/24	1,000	1,103
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/25	2,670	2,840
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/30	2,650	2,695
Ohio Common Schools GO	5.000%	6/15/14 (Prere.)	8,000	8,304
Ohio Common Schools GO	5.000%	9/15/21	1,920	2,223
Ohio Common Schools GO	5.000%	3/15/24	4,410	4,943
Ohio GO	5.000%	9/15/22	5,000	5,762
Ohio GO	5.000%	8/1/24	2,000	2,283
Ohio GO	5.000%	8/1/24	9,900	11,303
Ohio GO	5.000%	2/1/30	4,000	4,214
Ohio GO	5.000%	4/1/30	1,770	1,832
Ohio GO	5.000%	2/1/31	4,500	4,716
Ohio GO	5.000%	4/1/31	1,230	1,267
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	3,932
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/27 (2)	2,115	2,131

Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.050%	9/3/13 LOC	1,595	1,595
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.060%	9/3/13 LOC	1,250	1,250
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,114
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	3,576
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,126
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	4,889
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,465
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	1,860
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,031
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	6,000	5,845
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/41	4,500	4,374
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/33	5,000	5,021
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,135	2,426
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,046
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/31	2,830	2,878
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,080
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/43	3,000	2,882
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	5,000	5,273
Ohio Highway Capital Improvements GO	5.000%	5/1/24	3,000	3,362
Ohio Highway Capital Improvements GO	5.000%	5/1/25	3,000	3,316
Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,276
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,075
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,504
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,500	1,533
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,650	6,783
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,500	6,867

1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	9/3/13	12,500	12,500
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/15 (Prere.)	5,000	5,437
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	9,000	8,343
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	10,000	9,408
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	525	533
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	2,570	2,690
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,041
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	4,000	4,379
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	300	340
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	324
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	160	188
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	255	299
Ohio State University General Receipts
Revenue	5.000%	6/1/25	2,130	2,331
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,245	2,410
Ohio State University General Receipts
Revenue	5.000%	12/1/28	610	631
Ohio State University General Receipts
Revenue	4.000%	6/1/31	2,000	1,851
Ohio State University General Receipts
Revenue	5.000%	6/1/38	12,475	12,647
Ohio State University General Receipts
Revenue	5.000%	12/1/42	1,450	1,407
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	5,000	5,792
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	7,500	8,054
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,174
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,000	2,207
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	5,210	5,393
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	5,000	1,215
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	7,000	1,597
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,000	4,050
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,007
Ohio University General Receipts Revenue	5.000%	12/1/36	2,490	2,476
Ohio University General Receipts Revenue	5.000%	12/1/39	7,250	7,104
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/19	2,115	2,463
Ohio Water Development Authority Fresh Water
Revenue	5.500%	6/1/23	1,225	1,463
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,335
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.050%	9/3/13 LOC	3,250	3,250

Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.060%	9/6/13 LOC	2,600	2,600
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	520	539
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,133
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,797
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/23	2,155	2,585
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,424
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,083
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	3,765	4,201
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,453
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	2,750	2,859
Richland County OH GO	5.400%	12/1/15 (2)	860	864
Rocky River OH City School District GO	5.375%	12/1/17	1,645	1,794
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,139
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,040	10,468
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	6,500	6,548
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,818
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,731
Tallmadge OH City School District GO	5.000%	6/1/15 (Prere.)	1,550	1,673
Tallmadge OH City School District GO	5.000%	6/1/15 (Prere.)	1,480	1,598
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,208
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,258
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,198
Toledo OH Waterworks Revenue	5.000%	11/15/38	7,000	7,026
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,369
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,037
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,319
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,038
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	2,000	2,010
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,148
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,133
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/23	3,665	4,062
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,102
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	539
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	534

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,111
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,190
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	3,385	3,506
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	1,942
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,023
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,028
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	607
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,173
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	678
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,292
Woodridge OH School District GO	6.800%	12/1/14 (2)	655	677
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,129
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,023
				881,421
Puerto Rico (0.9%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,497
Puerto Rico GO	5.500%	7/1/29	1,500	1,169
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (4)	2,500	2,508
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	369
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	2,500	2,357
				7,900
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/17	2,000	2,049
Total Tax-Exempt Municipal Bonds (Cost $908,764)				891,370
Total Investments (99.1%) (Cost $908,764)				891,370
Other Assets and Liabilities-Net (0.9%)				8,542
Net Assets (100%)				899,912

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $18,495,000, representing 2.1% of net assets.

Ohio Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At August 31, 2013, the cost of investment securities for tax purposes was $910,835,000. Net unrealized depreciation of investment securities for tax purposes was $19,465,000, consisting of unrealized gains of $13,447,000 on securities that had risen in value since their purchase and $32,912,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.